Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Detail) - Securitisations and Covered Bonds [member] - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Mortgage Loans and Other Loans [member]
Disclosure of assets pledged as security [line items]
Total notes issued externally from secured securitisation and covered bond programmes	£ 20,707	£ 19,907
Gross external note issuances from secured programmes	3,375		£ 1,000
Gross external note redemptions from secured programmes	2,318		£ 3,538
Internally Retained [member]
Disclosure of assets pledged as security [line items]
Notes issued under securitisation and covered bond programmes retained internally	4,006	4,359
Third Party Bilateral Secured Funding Transactions [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,834	1,834
Santander UK Plc [member]
Disclosure of assets pledged as security [line items]
Gross assets charged as security for liabilities	35,253	36,512
Santander UK Plc [member] | Internally Retained [member]
Disclosure of assets pledged as security [line items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 502	£ 1,091